Annual Total Returns[BarChart] - Artisan Small Cap Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.99%	17.84%	42.82%	(0.78%)	0.34%	5.54%	26.81%	2.25%	40.14%	61.00%